Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Statement of Cash Flows [Abstract]
Share-based payment arrangement, capitalized costs	$ 1,229	$ 526	$ 957